UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2020

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2020

Semiannual Report

to Shareholders

DWS Floating Rate Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets

28	Financial Highlights
33	Notes to Financial Statements
44	Information About Your Fund’s Expenses
46	Advisory Agreement Board Considerations and Fee Evaluation
51	Account Management Resources
53	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Floating Rate Fund

Letter to Shareholders

Dear Shareholder:

The outlook for economic recovery remains positive overall, buoyed by progress in the approval and distribution of coronavirus vaccines and a resolution of the 2020 elections. We still, however, have a long road ahead.

Restrictive measures are likely to remain in place, at least to some degree, until broad vaccine distribution is achieved. This suggests that full recovery might take some time. This view appears to be shared by the U.S. Federal Reserve (Fed). Despite more optimism on growth and employment, inflation is expected to remain below the 2% target. Only by 2023 are inflation and unemployment forecasts at levels that would reflect what the Fed would currently see as a full recovery.

The coming months should bring clarity regarding the Biden administration’s domestic and foreign policies. The first priority is likely to be another tranche of COVID-related fiscal support. In the first quarter, we anticipate passage of a bill built around further stimulus checks, funds for state and local governments, and enhancements to unemployment benefits, among other provisions.

Recovery suggests that long-term interest rates climb, at least modestly, and S&P earnings per share (EPS) could return to its prior peak in the second quarter of this year. That is a reasonable and constructive outlook, but it provides little help in forecasting equity returns for 2021. Fair or sustainable price-to-earnings ratios (PEs) on mid-cycle earnings remains uncertain.

As we move forward, not all sectors will benefit equally. For this reason, we believe that active management, with its close monitoring of developments, is critical. We believe that the close interaction between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make strategic and tactical decisions.

We appreciate your trust and welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the ‘Insights’ section of dws.com.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Floating Rate Fund	|	3

Performance Summary	November 30, 2020 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/20
Unadjusted for Sales Charge	5.51%	0.82%	2.29%	2.50%
Adjusted for the Maximum Sales Charge (max 2.75% load)	2.61%	–1.95%	1.72%	2.22%
S&P®/LSTA Leveraged Loan Index†	7.88%	3.38%	4.73%	4.31%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.65%	1.57%	2.55%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–3.38%	1.00%	2.27%
S&P®/LSTA Leveraged Loan Index†		1.06%	4.01%	4.26%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/20
Unadjusted for Sales Charge	5.23%	0.21%	1.53%	1.74%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.23%	0.21%	1.53%	1.74%
S&P®/LSTA Leveraged Loan Index†	7.88%	3.38%	4.73%	4.31%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.24%	0.82%	1.80%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.24%	0.82%	1.80%
S&P®/LSTA Leveraged Loan Index†		1.06%	4.01%	4.26%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*

Average Annual Total Returns as of 11/30/20
No Sales Charges	5.64%	1.07%	2.55%	1.70%
S&P®/LSTA Leveraged Loan Index†	7.88%	3.38%	4.73%	3.80%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
No Sales Charges		–0.40%	1.83%	1.40%
S&P®/LSTA Leveraged Loan Index†		1.06%	4.01%	3.49%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/20
No Sales Charges	5.73%	1.10%	2.47%	2.66%
S&P®/LSTA Leveraged Loan Index†	7.88%	3.38%	4.73%	4.31%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
No Sales Charges		–0.37%	1.74%	2.73%
S&P®/LSTA Leveraged Loan Index†		1.06%	4.01%	4.26%

4	|	DWS Floating Rate Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/20
No Sales Charges	5.64%	1.20%	2.54%	2.78%
S&P®/LSTA Leveraged Loan Index†	7.88%	3.38%	4.73%	4.31%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
No Sales Charges		–0.40%	1.82%	2.83%
S&P®/LSTA Leveraged Loan Index†		1.06%	4.01%	4.26%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2020 are 1.27%, 2.03%, 0.95%, 1.10% and 0.97% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Floating Rate Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Class A shares’ growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on October 1, 2014.

†

The Standard & Poor’s and the Loan Syndications and Trading Association’s (S&P/LSTA) Leveraged Loan Index is an unmanaged, market-value weighted total return index that tracks outstanding balance and current spread over LIBOR for fully funded loan terms.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class

Net Asset Value
11/30/20	$7.82	$7.87	$7.82	$7.82	$7.82
5/31/20	$7.54	$7.58	$7.54	$7.53	$7.54

Distribution Information as of 11/30/20
Income Dividends, Six Months	$.13	$.10	$.14	$.14	$.14

6	|	DWS Floating Rate Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Lonnie Fox, Director

Portfolio Manager of the Fund. Began managing the Fund on October 9, 2019.

–	Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund on October 9, 2019.

–	Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

DWS Floating Rate Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	11/30/20	5/31/20
Loan Participations and Assignments	89%	87%
Exchange-Traded Funds	5%	8%
Corporate Bonds	5%	3%
Cash Equivalents and Other Assets and Liabilities, Net	1%	2%
Warrants	0%	0%
Common Stocks	0%	0%
	100%	100%

Quality (As a % of Investment Portfolio excluding Common Stocks, Warrants, Exchange-Traded Funds and Cash Equivalents)	11/30/20	5/31/20
BBB	2%	5%
BB	20%	28%
B	65%	54%
Below B	6%	9%
Not Rated	7%	4%
	100%	100%

Credit quality represents the rating of S&P Global Ratings (“S&P”) and is their opinion as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification (As a % of Loan Participations and Assignments, Corporate Bonds and Common Stocks)	11/30/20	5/31/20
Industrials	20%	20%
Communication Services	16%	14%
Consumer Discretionary	16%	20%
Financials	11%	8%
Materials	10%	12%
Information Technology	9%	11%
Health Care	8%	6%
Consumer Staples	6%	5%
Utilities	3%	2%
Energy	1%	2%
Real Estate	0%	—
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 51 for contact information.

8	|	DWS Floating Rate Fund

Investment Portfolio	as of November 30, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 88.9%
Senior Loans **

Communication Services 13.0%

Altice Financing SA, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 2.896%, 1/31/2026	1,250,073	1,209,108

Altice France S.A.:

Term Loan B12, 1-month USD-LIBOR + 3.688%, 3.828%, 1/31/2026	496,164	490,272

Term Loan B13, 3-month USD-LIBOR + 4.000%, 4.237%, 8/14/2026	497,462	493,109

Avaya, Inc., Term Loan B, 1-month USD-LIBOR + 4.250%, 4.391%, 12/15/2027	1,230,228	1,217,674

Clear Channel Outdoor Holdings, Inc., Term Loan B, 2-month USD-LIBOR + 3.500%, 3-month USD-LIBOR + 3.500%, 3.666% - 3.714%, 8/21/2026	1,103,850	1,041,758

Cogeco Communications (U.S.A.) II LP, Term Loan B, 1-month USD-LIBOR + 2.000%, 2.146%, 1/3/2025	624,227	615,840

Colorado Buyer, Inc.:

Term Loan B, 3-month USD-LIBOR + 3.000%, 4.0%, 5/1/2024	252,953	235,431

Second Lien Term Loan, 3-month USD-LIBOR + 7.250%, 8.25%, 5/1/2025	215,000	160,444

CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 3.396%, 4/6/2026	647,990	638,575

CSC Holdings LLC:

Term Loan B1, 1-month USD-LIBOR + 2.250%, 2.389%, 7/17/2025	461,413	451,403

Term Loan, 1-month USD-LIBOR + 2.250%, 2.389%, 1/15/2026	296,977	290,141

Diamond Sports Group LLC, Term Loan, 1-month USD-LIBOR + 3.250%, 3.4%, 8/24/2026	234,055	196,607

Entercom Media Corp., Term Loan, 1-month USD-LIBOR + 2.500%, 2.643%, 11/18/2024	398,552	386,347

GCI Holdings, Inc., Term Loan B, USD LIBOR + 2.750%, 9/24/2025 (a)	310,000	309,225

Go Daddy Operating Company LLC, Term Loan B3, 1-month USD-LIBOR + 2.500%, 2.646%, 8/10/2027	330,055	329,436

Intelsat Jackson Holdings SA:

Term Loan, 3-month USD-LIBOR + 5.500%, 6.5%, 7/13/2022	169,160	173,336

Term Loan B3, Prime Rate + 4.750%, 8.0%, 11/27/2023	1,500,000	1,523,753

ION Media Networks, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 3.188%, 12/18/2024	1,174,959	1,170,559

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	9

	Principal Amount ($)	Value ($)

Mega Broadband Investments LLC, Term Loan, 1-month USD-LIBOR + 3.000%, 3.75%, 10/8/2027	216,667	215,674

NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 3.396%, 10/20/2025	781,088	735,089

Nexstar Broadcasting, Inc.:

Term Loan B4, USD LIBOR + 2.750%, 9/18/2026 (a)	314,338	311,215

Term Loan B3, 1-month USD-LIBOR + 2.250%, 2.396%, 1/17/2024	246,113	243,159

Numericable Group SA, Term Loan B11, 1-month USD-LIBOR + 2.750%, 2.896%, 7/31/2025	2,085,171	2,027,996

Telesat Canada, Term Loan B5, 1-month USD-LIBOR + 2.750%, 2.9%, 12/7/2026	280,691	274,855

Uber Technologies, Inc., Term Loan, 1-month USD-LIBOR + 3.500%, 3.646%, 7/13/2023	698,182	696,108

Univision Communications, Inc., Term Loan, 1-month USD-LIBOR + 3.750%, 4.75%, 3/15/2026	1,750,634	1,736,655

Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.500%, 2.641%, 1/31/2028	2,357,877	2,317,722

Xplornet Communications, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 4.896%, 6/10/2027	840,000	833,070

Zayo Group Holdings, Inc., Term Loan, USD LIBOR + 3.000%, 3/9/2027 (a)	600,000	590,670

Ziggo Financing Partnership, Term Loan I, 1-month USD-LIBOR + 2.500%, 2.641%, 4/30/2028	585,000	573,756

		21,488,987

Consumer Discretionary 13.2%

1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.750%, 1.896%, 11/19/2026	1,464,523	1,427,455

Adient U.S. LLC, Term Loan B, 1-month USD-LIBOR + 4.250%, 3-month USD-LIBOR + 4.250%, 4.396% - 4.463%, 5/6/2024	397,985	397,820

Alchemy Copyrights LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 4.0%, 8/16/2027	429,448	429,985

American Axle and Manufacturing, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.0%, 4/6/2024	557,698	548,834

Aristocrat Leisure Ltd., Term Loan B, 3-month USD-LIBOR + 3.750%, 4.75%, 10/19/2024	845,339	848,776

Bass Pro Group LLC, Term Loan B, 3-month USD-LIBOR + 5.000%, 5.75%, 9/25/2024	1,168,203	1,169,769

Boyd Gaming Corp., Term Loan B3, 1-week USD-LIBOR + 2.250%, 2.345%, 9/15/2023	673,710	665,360

Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.750%, 2.896%, 12/23/2024	1,564,509	1,516,698

Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.500%, 3.646%, 4/30/2026	1,266,961	1,256,775

The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

CNT Holdings I Corp., Term Loan, 6-month USD-LIBOR + 3.750%, 4.5%, 11/8/2027	430,556	427,826

Crown Finance U.S., Inc.:

Term Loan, 6-month USD-LIBOR + 2.500%, 2.769%, 2/28/2025	997,156	770,771

Term Loan, 6-month USD-LIBOR + 2.750%, 3.019%, 9/30/2026	297,000	226,835

Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD-LIBOR + 2.500%, 3.5%, 2/1/2024	992,900	970,212

Harbor Freight Tools U.S.A, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.0%, 10/19/2027	1,245,025	1,238,096

Hilton Worldwide Finance LLC, Term Loan B2, 3-month USD-LIBOR + 1.750%, 1.9%, 6/22/2026	400,000	391,116

Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 3.75%, 8/18/2021	965,685	921,790

Mister Car Wash Holdings, Inc., Term Loan B, 6-month USD-LIBOR + 3.250%, 3.397%, 5/14/2026	433,076	416,463

NASCAR Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 2.896%, 10/19/2026	206,960	204,143

Navistar International Corp., First Lien Term Loan B, 1-month USD-LIBOR + 3.500%, 3.65%, 11/6/2024	596,931	595,439

Nielsen Finance LLC, Term Loan B5, 1-month USD-LIBOR + 3.750%, 4.75%, 6/4/2025	212,607	213,351

Petco Animal Supplies, Inc., Term Loan B, 3-month USD-LIBOR + 3.250%, 4.25%, 1/26/2023	778,396	737,040

PetSmart, Inc., Term Loan, 3-month USD-LIBOR + 3.500%, 4.5%, 3/11/2022	266,726	265,754

Scientific Games International, Inc., Term Loan B5, 1-month USD-LIBOR + 2.750%, 2.896%, 8/14/2024	1,639,360	1,587,622

SeaWorld Parks & Entertainment, Inc., Term Loan B5, 1-month USD-LIBOR + 3.000%, 3.75%, 3/31/2024	304,444	291,189

Springer Nature Deutschland GmbH, Term Loan B16, 1-month USD-LIBOR + 3.500%, 4.5%, 8/14/2024	740,694	738,379

The Stars Group Holdings BV, Term Loan, 3-month USD-LIBOR + 3.500%, 3.72%, 7/10/2025	308,929	310,087

Trico Group LLC, Term Loan B, 3-month USD-LIBOR + 7.500%, 8.5%, 2/2/2024	596,250	596,998

UFC Holdings LLC, Term Loan, 6-month USD-LIBOR + 3.250%, 4.25%, 4/29/2026	348,187	345,478

Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.500%, 4.646%, 8/27/2025	755,350	754,406

Wand NewCo 3, Inc., Term Loan, 3-month USD-LIBOR + 3.000%, 3.146%, 2/5/2026	646,837	630,462

Weber-Stephen Products LLC, Term Loan B, 1-week USD LIBOR + 3.250%, 4.0%, 10/30/2027	435,000	434,021

William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 2.9%, 5/18/2025	747,296	682,281

		22,011,231

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
Consumer Staples 5.6%

Arterra Wines Canada, Inc., Term Loan, 1-month USD-LIBOR + 3.500%, 4.25%, 11/24/2027	430,000	430,806

Chobani LLC, Term Loan B, 1-month USD-LIBOR + 3.500%, 4.5%, 10/20/2027	433,333	431,619

Golden Nugget, Inc., Term Loan B, 2-month USD-LIBOR + 2.500%, 3.25%, 10/4/2023	716,280	685,326

Hostess Brands LLC, Term Loan, 1-month USD-LIBOR + 2.250%, 2-month USD-LIBOR + 2.250%, 3-month USD-LIBOR + 2.250%, 3.0%, 8/3/2025	1,391,016	1,378,497

IRB Holding Corp.:

Term Loan, USD LIBOR + 3.250%, 11/18/2027 (a)	860,000	854,444

Term Loan B, 3-month USD-LIBOR + 2.750%, 3.75%, 2/5/2025	746,173	734,641

JBS U.S.A. Lux SA, Term Loan B, 1-month USD-LIBOR + 2.000%, 2.146%, 5/1/2026	1,480,737	1,461,887

Shearer’s Foods, Inc., Term Loan B, 3-month USD-LIBOR + 4.000%, 4.75%, 9/23/2027	854,701	853,898

TKC Holdings, Inc., First Lien Term Loan, 2-month USD-LIBOR + 3.750%, 3-month USD-LIBOR + 3.750%, 4.75%, 2/1/2023	756,410	713,862

U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 2.146%, 9/13/2026	994,975	961,280

Weight Watchers International, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 5.5%, 11/29/2024	774,578	777,564

		9,283,824

Energy 0.9%

Gulf Finance LLC, Term Loan B, 1-month USD-LIBOR + 5.250%, 6.25%, 8/25/2023	341,460	250,476

Lower Cadence Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 4.146%, 5/22/2026	735,687	704,421

NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.250%, 3.475%, 10/1/2025	382,200	369,091

Seadrill Partners Finco LLC:

Term Loan B, 3-month USD-LIBOR + 6.000%, 7.0%, 2/21/2021 (b)	709,786	75,514

PIK Revolver, 3-month USD-LIBOR + 11.000%, 11.0%, 2/21/2021 (PIK) (c)	19,901	20,199

		1,419,701

Financials 10.0%

Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.500%, 3.646%, 2/15/2027	298,500	293,184

Advisor Group, Inc., Term Loan B, 1-month USD-LIBOR + 5.000%, 5.146%, 7/31/2026	896,489	867,353

The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

Alera Group Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 4.000%, 4.5%, 8/1/2025	431,035	424,570

Amerilife Holdings LLC, Term Loan, 1-month USD-LIBOR + 4.000%, 4.149%, 3/18/2027	589,688	578,263

AmWINS Group, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.75%, 1/25/2024	1,880,035	1,876,397

AqGen Ascensus, Inc., Term Loan, 3-month USD-LIBOR + 4.000%, 5.0%, 12/13/2026	1,302,429	1,295,917

AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.500%, 3.646%, 2/12/2027	397,995	390,720

Asurion LLC:

Term Loan B4, 1-month USD-LIBOR + 3.000%, 3.146%, 8/4/2022	713,580	711,668

Term Loan B6, 1-month USD-LIBOR + 3.000%, 3.146%, 11/3/2023	1,101,088	1,091,569

Second Lien Term Loan, 1-month USD-LIBOR + 6.500%, 6.646%, 8/4/2025	732,727	739,065

Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.250%, 5.25%, 6/21/2024	1,120,905	1,079,292

Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 3.396%, 1/27/2027	262,680	255,839

Cardtronics U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 4.000%, 5.0%, 6/29/2027	415,625	416,664

Change Healthcare Holdings LLC, Term Loan B, 1-month USD-LIBOR + 2.500%, 3-month USD-LIBOR + 2.500%, 3.5%, 3/1/2024	2,439,405	2,420,353

Deerfield Dakota Holding LLC, Term Loan B, 3-month USD-LIBOR + 3.750%, 4.75%, 4/9/2027	840,736	839,819

Edelman Financial Center LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 3.146%, 7/21/2025	368,438	362,222

Forterra Finance LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 4.0%, 10/25/2023	273,523	272,774

Hub International Ltd., Term Loan B, 3-month USD-LIBOR + 2.750%, 2.936% - 2.965%, 4/25/2025	1,323,814	1,294,279

Ryan Specialty Group LLC, Term Loan, 1-month USD-LIBOR + 3.250%, 4.0%, 9/1/2027	425,000	423,938

Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 3.396%, 12/31/2025	955,512	935,604

		16,569,490

Health Care 7.8%

Acadia Healthcare Co., Inc., Term Loan B4, 1-month USD-LIBOR + 2.500%, 2.646%, 2/16/2023	502,385	499,336

Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.500%, 3.688%, 5/4/2025	596,946	580,082

Avantor Funding, Inc., Term Loan B4, 1-month USD-LIBOR + 2.500%, 3.5%, 11/8/2027	143,000	143,135

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)

Bausch Health Companies, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 3.143%, 6/2/2025	2,322,490	2,298,545

Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 3-month USD-LIBOR + 4.250%, 5.0%, 4/29/2024	1,106,410	1,077,367

Envision Healthcare Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 3.896%, 10/10/2025	592,835	486,495

Gentiva Health Services, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 3.438%, 7/2/2025	649,233	647,071

Imprivata, Inc., Term Loan, 1-month USD-LIBOR + 3.750%, 4.25%, 12/1/2027	430,000	428,925

Kindred Healthcare LLC, First Lien Term Loan, 1-month USD-LIBOR + 5.000%, 5.188%, 7/2/2025	506,127	506,759

Mallinckrodt International Finance SA, Term Loan B, 3-month USD-LIBOR + 4.750%, 5.5%, 9/24/2024	587,364	551,838

Milano Acquisition Corp., Term Loan B, 3-month USD-LIBOR + 4.000%, 4.75%, 10/1/2027	854,701	849,005

MPH Acquisition Holdings LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 3.75%, 6/7/2023	735,766	726,845

Ortho-Clinical Diagnostics SA, Term Loan B, 1-month USD-LIBOR + 3.250%, 3.39%, 6/30/2025	687,677	674,955

Parexel International Corp., Term Loan B, 1-month USD-LIBOR + 2.750%, 2.896%, 9/27/2024	800,000	784,252

RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.750%, 3.896%, 11/16/2025	1,670,000	1,649,392

Surgery Center Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.25%, 9/3/2024	1,094,359	1,074,031

		12,978,033

Industrials 18.0%

Allegiant Travel Co., Term Loan, 3-month USD-LIBOR + 3.000%, 3.214%, 2/5/2024	496,212	481,638

Amentum Government Services Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.500%, 3.646%, 2/1/2027	658,350	647,652

American Airlines, Inc., First Lien Term Loan, 1-month USD-LIBOR + 1.750%, 1.896%, 1/29/2027	763,491	648,968

Ancestry.com, Inc., Term Loan, 3-month USD-LIBOR + 4.000%, 4.5%, 12/6/2027	430,000	429,355

Beacon Roofing Supply, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 2.396%, 1/2/2025	711,707	696,929

Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.000%, 3.146%, 10/30/2026	1,267,423	1,254,590

CCC Information Services, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.0%, 4/29/2024	1,714,226	1,708,158

Cornerstone Building Brands, Inc., Term Loan, 1-month USD-LIBOR + 3.750%, 3.88%, 4/12/2025	388,053	385,930

The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

CP Atlas Buyer, Inc.:

Delayed Draw Term Loan B2, 3-month USD-LIBOR + 4.500%, 5.25%, 11/23/2027	108,000	108,028

Term Loan B1, 3-month USD-LIBOR + 4.500%, 5.25%, 11/23/2027	323,000	323,082

Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 2.750%, 2.896%, 8/21/2025	579,712	563,407

Delta Air Lines, Inc., Term Loan B, 3-month USD-LIBOR + 4.750%, 5.75%, 4/29/2023	997,500	1,009,759

DiscoverOrg LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 3.896%, 2/2/2026	240,513	238,108

Dynasty Acquisition Co., Inc.:

Term Loan B1, 3-month USD-LIBOR + 3.500%, 3.72%, 4/6/2026	940,687	879,542

Term Loan B2, 3-month USD-LIBOR + 3.500%, 3.72%, 4/6/2026	503,877	471,125

EWT Holdings III Corp., Term Loan, 1-month USD-LIBOR + 2.750%, 2.896%, 12/20/2024	1,544,474	1,532,890

Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 3.146%, 3/29/2025	594,040	583,439

Garda World Security Corp., First Lien Term Loan B, 1-month USD-LIBOR + 4.750%, 4.91%, 10/30/2026	635,535	635,338

Gates Global LLC, Term Loan B, 1-month USD-LIBOR + 2.750%, 3.75%, 4/1/2024	1,665,219	1,654,237

GFL Environmental, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 3-month USD-LIBOR + 3.000%, 4.0%, 5/30/2025	415,129	414,610

Inmar Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.000%, 5.0%, 5/1/2024	349,098	338,489

JetBlue Airways Corp., Term Loan, 3-month USD-LIBOR + 5.250%, 6.25%, 6/17/2024	493,750	503,112

Kenan Advantage Group, Inc.:

Term Loan, 1-month USD-LIBOR + 3.000%, 4.0%, 7/31/2022	810,754	791,422

Term Loan B, 1-month USD-LIBOR + 3.000%, 4.0%, 7/31/2022	223,177	217,856

Maxar Technologies Ltd., Term Loan B, 1-month USD-LIBOR + 2.750%, 2.9%, 10/4/2024	281,463	273,617

Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.250%, 6.25%, 6/25/2027	426,830	441,090

Mitchell International, Inc., Term Loan, 1-month USD-LIBOR + 4.250%, 4.75%, 11/29/2024	431,034	425,782

Prime Security Services Borrower LLC, Term Loan B1, 1-month USD-LIBOR + 3.250%, 3-month USD-LIBOR + 3.250%, 12-month USD-LIBOR + 3.250%, 4.25%, 9/23/2026	867,762	864,386

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)

PUG LLC, Term Loan, 1-month USD-LIBOR + 3.500%, 3.646%, 2/12/2027	445,238	417,967

Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.500%, 2.646%, 2/1/2027	347,599	343,453

Realogy Group LLC, Term Loan B, 1-month USD-LIBOR + 2.250%, 3.0%, 2/8/2025	398,974	388,719

Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 2.146%, 2/22/2024	552,557	528,212

Spirit Aerosystems, Inc., Term Loan B, 1-month USD-LIBOR + 5.250%, 6.0%, 1/30/2025	175,000	177,078

SRS Distribution, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.000%, 3.146%, 5/23/2025	752,675	738,720

Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.000%, 5.214%, 4/16/2026	1,042,293	1,008,158

Tempo Acquisition LLC, Term Loan, 1-month USD-LIBOR + 3.250%, 3.75%, 11/2/2026	2,125,132	2,093,914

Titan Acquisition Ltd., Term Loan B, 3-month USD-LIBOR + 3.000%, 3.361%, 3/28/2025	892,834	861,839

TransDigm, Inc.:

Term Loan E, 1-month USD-LIBOR + 2.250%, 2.396%, 5/30/2025	1,301,900	1,265,017

Term Loan F, 1-month USD-LIBOR + 2.250%, 2.396%, 12/9/2025	1,424,942	1,384,495

Travelport Finance (Luxembourg) S.a.r.l.:

Term Loan, 3-month USD LIBOR + 1.500%, 2.5%, 2/28/2025	273,421	265,687

Term Loan, 3-month USD-LIBOR + 5.000%, 5.22%, 5/29/2026	297,762	207,503

Veritas U.S., Inc., Term Loan B, 3-month USD-LIBOR + 5.500%, 6.5%, 9/1/2025	300,000	296,894

Welbilt, Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 2.647%, 10/23/2025	1,161,802	1,102,626

West Corp., Term Loan, 3-month USD-LIBOR + 4.000%, 5.0%, 10/10/2024	430,000	410,893

		30,013,714

Information Technology 8.3%

Banff Merger Sub, Inc., Term Loan B, 1-month USD-LIBOR + 4.250%, 4.396%, 10/2/2025	1,614,885	1,599,664

Barracuda Networks, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.750%, 4.5%, 2/12/2025	488,775	485,354

ECI Macola Max Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.750%, 4.5%, 11/9/2027	215,054	213,575

Finastra USA, Inc.:

First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 4.5%, 6/13/2024	1,202,656	1,168,488

The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

Second Lien Term Loan, 6-month USD-LIBOR + 7.250%, 8.25%, 6/13/2025	371,428	370,234

Informatica LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 3.396%, 2/25/2027	1,069,625	1,054,549

Ivanti Software, Inc.:

Delayed Draw Term Loan B1, USD LIBOR + 4.750%, 11/22/2027 (a)	126,307	125,255

Delayed Draw Term Loan B2, USD LIBOR + 4.750%, 11/22/2027 (a)	84,011	83,311

Term Loan B, 1-month USD-LIBOR + 4.750%, 5.75%, 11/20/2027	219,682	217,852

LogMeIn, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 4.888%, 8/31/2027	500,000	494,937

MA FinanceCo. LLC:

Term Loan B3, 1-month USD-LIBOR + 2.500%, 2.646%, 6/21/2024	135,653	132,389

Term Loan B, 3-month USD-LIBOR + 4.250%, 5.25%, 6/5/2025	298,125	298,994

McAfee LLC, Term Loan B, 1-month USD-LIBOR + 3.750%, 3.896%, 9/30/2024	590,955	590,624

MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.750%, 4.75%, 9/13/2024	853,962	847,378

Presidio, Inc., Term Loan B, 3-month USD-LIBOR + 3.500%, 3.72%, 1/22/2027	238,403	236,355

Rackspace Hosting, Inc., First Lien Term Loan, 2-month USD LIBOR + 3.000%, 3-month USD-LIBOR + 3.000%, 4.0%, 11/3/2023	397,943	395,954

Redstone Buyer LLC, Term Loan, 3-month USD-LIBOR + 5.000%, 6.0%, 9/1/2027	500,000	499,375

Refinitiv U.S. Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 3.396%, 10/1/2025	1,956,571	1,946,789

Seattle Spinco, Inc., Term Loan B3, 1-month USD-LIBOR + 2.500%, 2.646%, 6/21/2024	916,096	894,054

Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.500%, 3.75%, 3/5/2027	375,060	367,759

Ultimate Software Group, Inc., Term Loan B, 3-month USD-LIBOR + 4.000%, 4.75%, 5/4/2026	428,571	429,960

Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.000%, 4.224%, 8/20/2025	731,728	696,474

VS Buyer LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 3.396%, 2/28/2027	257,105	254,695

Xperi Corp., Term Loan B, 1-month USD-LIBOR + 4.000%, 4.146%, 6/1/2025	415,790	416,050

		13,820,069

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

	Principal Amount ($)	Value ($)
Materials 9.4%

Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 3.146%, 6/14/2026	490,295	484,549

Aruba Investments, Inc., Term Loan, 3-month USD-LIBOR + 4.000%, 4.75%, 10/28/2027	420,000	418,952

BWAY Holding Co., Term Loan B, 2-month USD-LIBOR + 3.250%, 3-month USD-LIBOR + 3.250%, 3.48%, 4/3/2024	2,226,862	2,126,887

Charter NEX U.S., Inc., Term Loan, 1-month USD-LIBOR + 4.250%, 5.0%, 12/1/2027	430,000	430,269

Consolidated Container Co. LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 3.75%, 5/22/2024	814,858	808,999

CPG International, Inc., Term Loan, 3-month USD-LIBOR + 3.750%, 4.75%, 5/5/2024	276,363	276,604

Diamond (BC) BV, Term Loan, 1-month USD-LIBOR + 3.000%, 3-month USD-LIBOR + 3.000%, 3.146% - 3.214%, 9/6/2024	843,495	827,418

Emerald Performance Materials LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 5.0%, 8/12/2025	424,242	424,441

Flex Acquisition Co., Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 3-month USD-LIBOR + 3.000%, 4.0%, 12/29/2023	717,106	709,337

Graham Packaging Company, Inc., Term Loan, 1-month USD-LIBOR + 3.750%, 4.5%, 8/4/2027	416,667	416,694

Illuminate Buyer LLC, Term Loan, 3-month USD-LIBOR + 4.000%, 4.146%, 6/16/2027	400,000	399,792

INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 1-month USD-LIBOR + 3.500%, 4.5%, 8/28/2026	338,296	337,186

Ineos U.S. Finance LLC, Term Loan B, 2-month USD-LIBOR + 2.000%, 2.146%, 4/1/2024	502,724	493,901

Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.500%, 3.646%, 2/7/2027	218,900	217,532

Proampac PG Borrower LLC, Term Loan, 1-month USD LIBOR + 4.000%, 3-month USD-LIBOR + 4.000%, 5.0%, 11/3/2025	497,416	492,599

Reynolds Group Holdings, Inc.:

Term Loan, 1-month USD-LIBOR + 2.750%, 2.896%, 2/5/2023	442,217	437,415

Term Loan B2, 1-month USD-LIBOR + 3.250%, 3.396%, 2/5/2026	866,667	854,477

Starfruit Finco BV, Term Loan B, 1-month USD-LIBOR + 3.000%, 3.141%, 10/1/2025	1,885,758	1,855,115

The Chemours Co., Term Loan B, 1-month USD-LIBOR + 1.750%, 1.9%, 4/3/2025	590,909	579,581

Tronox Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 3-month USD-LIBOR + 3.000%, 3.146% - 3.220%, 9/23/2024	2,519,338	2,491,789

The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)

U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.000%, 5.0%, 5/1/2025	454,632	397,803

WR Grace & Co.:

Term Loan B1, USD LIBOR + 1.750%, 4/3/2025 (a)	62,632	61,633

Term Loan B2, USD LIBOR + 1.750%, 4/3/2025 (a)	107,368	105,657

		15,648,630

Utilities 2.7%

Astoria Energy LLC, Term Loan B, 3-month USD-LIBOR + 4.000%, 5.0%, 12/24/2021	778,131	778,131

Calpine Corp., Term Loan B5, 1-month USD-LIBOR + 2.250%, 2.4%, 1/15/2024	571,161	569,111

Eastern Power LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 3-month USD-LIBOR + 3.750%, 4.75%, 10/2/2025	917,434	916,805

EFS Cogen Holdings I LLC, Term Loan B, 3-month USD-LIBOR + 3.500%, 4.5%, 10/1/2027	650,000	649,350

Granite Generation LLC, Term Loan B, 1-month USD-LIBOR + 3.750%, 3-month USD-LIBOR + 3.750%, 4.75%, 11/9/2026	965,857	964,823

Lonestar II Generation Holdings LLC:

Term Loan B, 1-month USD-LIBOR + 5.000%, 5.146%, 4/20/2026	214,443	210,713

Term Loan C, 1-month USD-LIBOR + 5.000%, 5.146%, 4/20/2026	26,054	25,600

Pacific Gas & Electric Company, Term Loan, 3-month USD-LIBOR + 4.500%, 5.5%, 6/23/2025	429,956	433,719

		4,548,252
Total Loan Participations and Assignments (Cost $149,635,944)		147,781,931

Corporate Bonds 5.0%
Communication Services 2.3%

Avaya, Inc., 144A, 6.125%, 9/15/2028	360,000	379,800

Cablevision Lightpath LLC, 144A, 3.875%, 9/15/2027	200,000	202,220

Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	505,000

CommScope, Inc., 144A, 5.5%, 3/1/2024	730,000	750,075

Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028	80,000	86,714

Frontier Communications Corp.:

144A, 5.0%, 5/1/2028	110,000	111,650

144A, 5.875%, 10/15/2027	95,000	99,988

iHeartCommunications, Inc., 8.375%, 5/1/2027	96,976	102,879

LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	350,000	380,485

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

	Principal Amount ($)	Value ($)

Radiate Holdco LLC, 144A, 4.5%, 9/15/2026	420,000	436,779

Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029	700,000	759,500

		3,815,090

Consumer Discretionary 1.1%

1011778 BC Unlimited Liability Co.:

144A, 3.5%, 2/15/2029	90,000	89,887

144A, 4.0%, 10/15/2030	130,000	129,512

Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	638,727

Clarios Global LP:

144A, 6.25%, 5/15/2026	50,000	53,125

144A, 6.75%, 5/15/2025	60,000	64,538

PetSmart, Inc., 144A, 5.875%, 6/1/2025	501,000	508,515

Tenneco, Inc., 144A, 7.875%, 1/15/2029	13,000	14,333

Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	62,400

Wyndham Destinations, Inc., 144A, 6.625%, 7/31/2026	270,000	303,075

		1,864,112

Energy 0.0%
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028	25,000	25,933

Financials 0.0%
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	20,000	21,550

Health Care 0.0%
Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	30,000	30,975

Industrials 1.0%

Builders FirstSource, Inc., 144A, 6.75%, 6/1/2027	200,000	215,000

Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	160,000	168,902

GFL Environmental, Inc., 144A, 3.75%, 8/1/2025	110,000	112,200

Prime Security Services Borrower LLC:

144A, 3.375%, 8/31/2027	190,000	187,625

144A, 6.25%, 1/15/2028	308,000	322,532

Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	30,000	33,360

Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	500,000	525,000

XPO Logistics, Inc., 144A, 6.75%, 8/15/2024	13,000	13,774

		1,578,393

Information Technology 0.0%
Unisys Corp., 144A, 6.875%, 11/1/2027	39,000	42,326

Materials 0.2%

Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	325,500

HB Fuller Co., 4.25%, 10/15/2028	30,000	30,825

		356,325

The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Real Estate 0.1%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	63,225

Utilities 0.3%
Talen Energy Supply LLC, 144A, 7.625%, 6/1/2028	500,000	526,250
Total Corporate Bonds (Cost $7,988,690)		8,324,179

	Shares	Value ($)
Common Stocks 0.0%
Communication Services 0.0%

Clear Channel Outdoor Holdings, Inc.*	22,247	33,593

iHeartMedia, Inc. “A”*	1,111	13,282

Windstream Services LLC *	551	7,163

		54,038

Information Technology 0.0%
Answers Corp.* (c)	2,219	0
Total Common Stocks (Cost $391,325)		54,038

Warrants 0.1%
Communication Services 0.1%
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	81,412

Consumer Staples 0.0%
Crossmark Holdings, Inc., Expiration Date 12/31/2020* (c)	901	9

Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (c)	6,166	0
Total Warrants (Cost $864,940)		81,421

Exchange-Traded Funds 5.3%

Invesco Senior Loan ETF	158,634	3,491,534

iShares iBoxx $ High Yield Corporate Bond ETF	35,400	3,055,728
SPDR Bloomberg Barclays High Yield Bond ETF	20,780	2,234,474
Total Exchange-Traded Funds (Cost $8,668,203)		8,781,736

Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 0.09% (d) (Cost $5,398,409)	5,398,409	5,398,409

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $172,947,511)	102.5	170,421,714
Other Assets and Liabilities, Net	(2.5)	(4,111,022)

Net Assets	100.0	166,310,692

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 are as follows:

Value ($) at 5/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 0.09% (d)
5,237,490	51,016,159	50,855,240	—	—	2,937	—	5,398,409	5,398,409

*	Non-income producing security.

**

Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2020. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(a)	All or a portion of the security represent unsettled loan commitments at November 30, 2020 where the rate will be determined at the time of settlement.

(b)	Defaulted security or security for which income has been deemed uncollectible.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prime Rate: Interest rate charged by banks to their most credit worthy customers.

REIT: Real Estate Investment Trust

SPDR: Standard & Poor’s Depositary Receipt

At November 30, 2020, the Fund had an unfunded loan commitment of $56,391, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Intelsat Jackson Holdings SA,
Term Loan, 7/13/2022	56,391	57,779	1,388

The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Loan Participations and Assignments	$—	$147,761,732	$20,199	$147,781,931
Corporate Bonds	—	8,324,179	—	8,324,179
Common Stocks (e)	54,038	—	0	54,038
Warrants (e)	—	81,412	9	81,421
Exchange-Traded Funds	8,781,736	—	—	8,781,736
Short-Term Investments	5,398,409	—	—	5,398,409
Unfunded Loan Commitments (f)	—	1,388	—	1,388
Total	$14,234,183	$156,168,711	$20,208	$170,423,102

During the period ended November 30, 2020, the amount of transfers between Level 2 and Level 3 was $650,269. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Includes appreciation on unfunded loan commitments.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

Statement of Assets and Liabilities

as of November 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $167,549,102)	$165,023,305
Investment in DWS Central Cash Management Government Fund (cost $5,398,409)	5,398,409
Cash	10,000
Receivable for investments sold	2,436,444
Receivable for Fund shares sold	25,674
Interest receivable	532,993
Other assets	32,879
Unrealized appreciation on unfunded commitments	1,388
Total assets	173,461,092

Liabilities
Payable for investments purchased	6,682,989
Payable for Fund shares redeemed	70,656
Accrued management fee	50,555
Accrued Trustees’ fees	3,046
Other accrued expenses and payables	343,154
Total liabilities	7,150,400
Net assets, at value	$166,310,692

Net Assets Consist of
Distributable earnings (loss)	(272,335,267)
Paid-in capital	438,645,959
Net assets, at value	$166,310,692

The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

Statement of Assets and Liabilities as of November 30, 2020 (Unaudited) (continued)

Net Asset Value
Class A

Net Asset Value and redemption price per share ($58,491,977 ÷ 7,475,990 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.82

Maximum offering price per share (100 ÷ 97.25 of $7.82)	$8.04
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($25,873,732 ÷ 3,289,207 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.87
Class R6

Net Asset Value, offering and redemption price per share ($17,748 ÷ 2,269 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.82
Class S

Net Asset Value, offering and redemption price per share ($28,422,485 ÷ 3,636,738 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.82
Institutional Class

Net Asset Value, offering and redemption price per share ($53,504,750 ÷ 6,839,747 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.82

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

Statement of Operations

for the six months ended November 30, 2020 (Unaudited)

Investment Income
Income:

Interest	$3,320,897
Dividends	218,362
Income distributions — DWS Central Cash Management Government Fund	2,937
Total income	3,542,196
Expenses:

Management fee	457,231
Administration fee	80,639
Services to shareholders	82,324
Distribution and service fees	221,863
Custodian fee	81,801
Professional fees	52,233
Reports to shareholders	25,742
Registration fees	36,356
Trustees’ fees and expenses	4,209
Other	7,319
Total expenses before expense reductions	1,049,717
Expense reductions	(188,182)
Total expenses after expense reductions	861,535
Net investment income	2,680,661

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(2,911,399)
Change in net unrealized appreciation (depreciation) on:
Investments	9,166,914
Unfunded loan commitments	5,107
9,172,021
Net gain (loss)	6,260,622
Net increase (decrease) in net assets resulting from operations	$8,941,283

The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Operations:

Net investment income (loss)	$2,680,661	$8,298,047
Net realized gain (loss)	(2,911,399)	(9,260,238)
Change in net unrealized appreciation (depreciation)	9,172,021	(5,598,838)
Net increase (decrease) in net assets resulting from operations	8,941,283	(6,561,029)
Distributions to shareholders:

Class A	(980,697)	(2,866,075)
Class C	(403,141)	(1,687,922)
Class R6	(319)	(8,547)
Class S	(529,870)	(2,029,262)
Institutional Class	(910,087)	(2,480,691)
Total distributions	(2,824,114)	(9,072,497)
Fund share transactions:

Proceeds from shares sold	19,907,394	40,068,365
Reinvestment of distributions	2,672,422	8,559,362
Payments for shares redeemed	(27,783,000)	(108,267,882)
Net increase (decrease) in net assets from Fund share transactions	(5,203,184)	(59,640,155)
Increase (decrease) in net assets	913,985	(75,273,681)
Net assets at beginning of period	165,396,707	240,670,388

Net assets at end of period	$166,310,692	$165,396,707

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	27

Financial Highlights

DWS Floating Rate Fund — Class A
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$7.54		$8.09	$8.22	$8.37	$8.41		$9.23
Income (loss) from investment operations:

Net investment income[a]	.13		.32	.37	.32	.33		.37
Net realized and unrealized gain (loss)	.28		(.52)	(.14)	(.16)	.02		(.80)
Total from investment operations	.41		(.20)	.23	.16	.35		(.43)
Less distributions from:

Net investment income	(.13)		(.35)	(.36)	(.31)	(.39)		(.39)
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.13)		(.35)	(.36)	(.31)	(.39)		(.39)
Net asset value, end of period	$7.82		$7.54	$8.09	$8.22	$8.37		$8.41
Total Return (%)[b,c]	5.51	**	(2.52)	2.81	1.94	4.21		(4.88)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58		55	69	86	127		243
Ratio of expenses before expense reductions (%)	1.24	*	1.27	1.29	1.24	1.19		1.16
Ratio of expenses after expense reductions (%)	1.00	*	1.00	1.01	1.03	1.02		1.03
Ratio of net investment income (%)	3.26	*	4.07	4.50	3.85	3.96		4.25
Portfolio turnover rate (%)	26	**	44	26	39	44		36

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class C
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$7.58		$8.13	$8.26	$8.41	$8.46		$9.28
Income (loss) from investment operations:

Net investment income[a]	.10		.27	.31	.26	.27		.31
Net realized and unrealized gain (loss)	.29		(.53)	(.14)	(.16)	.01		(.80)
Total from investment operations	.39		(.26)	.17	.10	.28		(.49)
Less distributions from:

Net investment income	(.10)		(.29)	(.30)	(.25)	(.33)		(.33)
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.10)		(.29)	(.30)	(.25)	(.33)		(.33)
Net asset value, end of period	$7.87		$7.58	$8.13	$8.26	$8.41		$8.46
Total Return (%)[b,c]	5.23	**	(3.21)	2.05	1.06	3.44		(5.55)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		35	62	96	142		205
Ratio of expenses before expense reductions (%)	2.01	*	2.03	2.06	2.00	1.95		1.91
Ratio of expenses after expense reductions (%)	1.75	*	1.75	1.76	1.78	1.77		1.78
Ratio of net investment income (%)	2.52	*	3.35	3.74	3.10	3.21		3.50
Portfolio turnover rate (%)	26	**	44	26	39	44		36

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	29

DWS Floating Rate Fund — Class R6
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$7.54		$8.09	$8.22	$8.37	$8.41		$9.23
Income (loss) from investment operations:

Net investment income[a]	.13		.35	.38	.34	.34		.39
Net realized and unrealized gain (loss)	.29		(.53)	(.13)	(.16)	.03		(.80)
Total from investment operations	.42		(.18)	.25	.18	.37		(.41)
Less distributions from:

Net investment income	(.14)		(.37)	(.38)	(.33)	(.41)		(.41)
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.14)		(.37)	(.38)	(.33)	(.41)		(.41)
Net asset value, end of period	$7.82		$7.54	$8.09	$8.22	$8.37		$8.41
Total Return (%)[b]	5.64	**	(2.28)	3.06	2.19	4.49		(4.63)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	18		.05	.2	.4	.4		4
Ratio of expenses before expense reductions (%)	1.09	*	.95	.96	.90	.86		.82
Ratio of expenses after expense reductions (%)	.75	*	.75	.76	.78	.77		.76
Ratio of net investment income (%)	3.49	*	4.37	4.72	4.09	4.10		4.63
Portfolio turnover rate (%)	26	**	44	26	39	44		36

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

30	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class S
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$7.53		$8.08	$8.21	$8.36	$8.40		$9.22
Income (loss) from investment operations:

Net investment income[a]	.13		.34	.38	.33	.34		.38
Net realized and unrealized gain (loss)	.30		(.53)	(.14)	(.16)	.02		(.80)
Total from investment operations	.43		(.19)	.24	.17	.36		(.42)
Less distributions from:

Net investment income	(.14)		(.36)	(.37)	(.32)	(.40)		(.40)
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.14)		(.36)	(.37)	(.32)	(.40)		(.40)
Net asset value, end of period	$7.82		$7.53	$8.08	$8.21	$8.36		$8.40
Total Return (%)[b]	5.73	**	(2.38)	2.96	2.09	4.37		(4.75)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28		31	57	92	178		321
Ratio of expenses before expense reductions (%)	1.09	*	1.10	1.13	1.09	1.02		1.01
Ratio of expenses after expense reductions (%)	.85	*	.85	.86	.88	.87		.88
Ratio of net investment income (%)	3.41	*	4.25	4.64	4.01	4.10		4.39
Portfolio turnover rate (%)	26	**	44	26	39	44		36

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	31

DWS Floating Rate Fund —Institutional Class
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$7.54		$8.08	$8.21	$8.37	$8.41		$9.24
Income (loss) from investment operations:

Net investment income[a]	.14		.34	.39	.34	.35		.39
Net realized and unrealized gain (loss)	.28		(.51)	(.14)	(.17)	.02		(.81)
Total from investment operations	.42		(.17)	.25	.17	.37		(.42)
Less distributions from:

Net investment income	(.14)		(.37)	(.38)	(.33)	(.41)		(.41)
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.14)		(.37)	(.38)	(.33)	(.41)		(.41)
Net asset value, end of period	$7.82		$7.54	$8.08	$8.21	$8.37		$8.41
Total Return (%)[b]	5.64	**	(2.15)	3.06	2.07	4.48		(4.64)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54		44	53	56	86		184
Ratio of expenses before expense reductions (%)	.93	*	.97	.99	.96	.93		.88
Ratio of expenses after expense reductions (%)	.75	*	.75	.76	.78	.77		.78
Ratio of net investment income (%)	3.51	*	4.31	4.76	4.11	4.21		4.48
Portfolio turnover rate (%)	26	**	44	26	39	44		36

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Floating Rate Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Floating Rate Fund (the “Fund”) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Floating Rate Fund	|	33

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Senior loans and debt securities are valued by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans and debt securities are generally categorized as Level 2.

Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate

34	|	DWS Floating Rate Fund

stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. There remains uncertainty regarding the future use of LIBOR, and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the fund of the transition, which is expected to occur by the end of 2021.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

DWS Floating Rate Fund	|	35

At May 31, 2020, the Fund had approximately $266,767,000 of net capital losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($29,429,000) and long-term losses ($237,338,000).

At November 30, 2020, the aggregate cost of investments for federal income tax purposes was $173,177,533. The net unrealized depreciation for all investments based on tax cost was $2,755,819. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,734,347 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,490,166.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

36	|	DWS Floating Rate Fund

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for tax and financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2020, purchases and sales of investment securities (excluding short-term instruments) aggregated $42,217,062 and $45,499,962, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%

Accordingly, for the six months ended November 30, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.

DWS Floating Rate Fund	|	37

For the period from June 1, 2020 through September 30, 2020, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.99%
Class C	1.74%
Class R6	.74%
Class S	.84%
Institutional Class	.74%

Effective October 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.02%
Class C	1.77%
Class R6	.77%
Class S	.87%
Institutional Class	.77%

For the six months ended November 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$68,873
Class C	39,729
Class R6	33
Class S	35,670
Institutional Class	43,877
$188,182

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2020, the Administration Fee was $80,639, of which $13,272 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement

38	|	DWS Floating Rate Fund

between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended November 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2020
Class A	$4,148	$1,506
Class C	1,075	478
Class R6	18	6
Class S	3,416	1,277
Institutional Class	585	383
	$9,242	$3,650

In addition, for the six months ended November 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$21,578
Class C	14,990
Class S	24,006
Institutional Class	5,615
$66,189

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2020, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2020
Class C	$113,631	$16,259

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Floating Rate Fund	|	39

accounts the firms service. For the six months ended November 30, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2020	Annualized Rate
Class A	$70,397	$22,913	.25%
Class C	37,835	10,857	.25%
	$108,232	$33,770

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2020 aggregated $193.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended November 30, 2020, the CDSC for Class C shares aggregated $31. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2020, DDI received $46 for Class A shares.

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,869, of which $6,907 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the

40	|	DWS Floating Rate Fund

Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2020.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2020		Year Ended May 31, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,163,169	$8,955,457	1,823,686	$14,557,490
Class C	142,247	1,095,586	313,154	2,442,694
Class S	105,008	805,992	1,019,583	8,196,117
Institutional Class	1,166,634	9,050,359	1,848,437	14,872,064
		$19,907,394		$40,068,365

Shares issued to shareholders in reinvestment of distributions
Class A	113,717	$876,404	333,885	$2,620,663
Class C	49,674	384,842	191,393	1,514,803
Class R6	41	319	1,067	8,547
Class S	65,146	501,400	246,104	1,937,008
Institutional Class	117,943	909,457	316,630	2,478,341
		$2,672,422		$8,559,362

DWS Floating Rate Fund	|	41

	Six Months Ended November 30, 2020		Year Ended May 31, 2020
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(1,070,267)	$(8,231,279)	(3,383,091)	$(26,567,514)
Class C	(1,498,351)	(11,591,230)	(3,565,513)	(28,348,328)
Class R6	(3,772)	(28,819)	(22,202)	(151,161)
Class S	(686,286)	(5,272,339)	(4,110,686)	(32,379,605)
Institutional Class	(347,329)	(2,659,333)	(2,817,844)	(20,821,274)
		$(27,783,000)		$(108,267,882)

Net increase (decrease)
Class A	206,619	$1,600,582	(1,225,520)	$(9,389,361)
Class C	(1,306,430)	(10,110,802)	(3,060,966)	(24,390,831)
Class R6	(3,731)	(28,500)	(21,135)	(142,614)
Class S	(516,132)	(3,964,947)	(2,844,999)	(22,246,480)
Institutional Class	937,248	7,300,483	(652,777)	(3,470,869)
		$(5,203,184)		$(59,640,155)

F. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in

42	|	DWS Floating Rate Fund

coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Floating Rate Fund	|	43

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020 to November 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

44	|	DWS Floating Rate Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2020 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/20	$1,055.10	$1,052.30	$1,056.40	$1,057.30	$1,056.40
Expenses Paid per $1,000*	$5.15	$9.00	$3.87	$4.38	$3.87

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/20	$1,020.05	$1,016.29	$1,021.31	$1,020.81	$1,021.31
Expenses Paid per $1,000*	$5.06	$8.85	$3.80	$4.31	$3.80

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Floating Rate Fund	1.00%	1.75%	.75%	.85%	.75%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Floating Rate Fund	|	45

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Floating Rate Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including

46	|	DWS Floating Rate Fund

research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2019.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

DWS Floating Rate Fund	|	47

Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that, from 2011 through October 1, 2019, DIMA waived voluntarily a portion (0.05%) of the Fund’s management fee, and noted further that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from

48	|	DWS Floating Rate Fund

advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by

DWS Floating Rate Fund	|	49

DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

50	|	DWS Floating Rate Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Floating Rate Fund	|	51

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443

For shareholders of R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643

52	|	DWS Floating Rate Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Floating Rate Fund	|	53

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

54	|	DWS Floating Rate Fund

Notes

DFRF-3

(R-025433-10 1/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2021